BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022 entity	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) segment variable_interest_entity transaction shares	Dec. 31, 2023 USD ($) variable_interest_entity shares	Dec. 31, 2022 variable_interest_entity shares	Jun. 30, 2023 USD ($) shares
Trading Activity, Gains and Losses, Net [Line Items]
Number of entities acquired | entity	13
VIE, Number of entities consolidated | variable_interest_entity				0	2	2
Percentage of useful life remaining to not qualify as sales-type lease				25.00%
Number of sale and leaseback transaction | transaction				1
Management contract, initial term				1 year
Unfavorable contract liabilities				$ 1,000,000	$ 7,400,000
Intangible assets residual value				$ 0
Defined benefit plan net periodic benefit cost credit excluding service cost Statement Of Income or Comprehensive Income extensible list not disclosed flag				in the consolidated statements of operations
Defined contribution plan net periodic benefit cost credit excluding service cost Statement of Income or Comprehensive Income extensible list not disclosed flag				consolidated statement of operations
Pension expense		$ 600,000	$ 700,000	$ 1,600,000	1,600,000
Number of reportable segments | segment				1
Other payables				$ 2,313,000	205,000
Receivable from charterers				1,646,000	0
Intangible assets, net				$ 629,000	$ 825,000
Common shares, shares outstanding (in shares) | shares				53,726,718	53,702,846
Common shares, shares issued (in shares) | shares			53,688,462	53,726,718	53,702,846	53,688,462
Carbon Credit
Trading Activity, Gains and Losses, Net [Line Items]
Other payables				$ 2,300,000
Receivable from charterers				1,700,000
Intangible assets, net				$ 600,000	$ 0
Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Common shares, shares outstanding (in shares) | shares							1,010,000
Common shares, shares issued (in shares) | shares							1,010,000
QCT
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to vessels				100.00%
Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Management contract, short notice, term				30 days
Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Management contract, short notice, term				120 days
Favorable contract intangible assets | Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period				3 years
Favorable contract intangible assets | Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period				4 years
Unfavorable contract intangible assets | Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period				3 years
Unfavorable contract intangible assets | Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period				10 years
Customer Relationships
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets, net				$ 0
Customer Relationships | Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to intangible assets, percentage				0.30%
Customer Relationships | Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period				1 year
Assembled Workforce
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets, net				$ 0
Assembled Workforce | Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to intangible assets, percentage				0.40%
Assembled Workforce | Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period				4 years
Software
Trading Activity, Gains and Losses, Net [Line Items]
Intangible asset useful life				10 years
Single combined asset of vessels and favorable/unfavorable charter agreements | Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to intangible assets, percentage				99.00%
Deferred drydocking expenditure
Trading Activity, Gains and Losses, Net [Line Items]
Period until next anticipated drydocking				5 years
Vessels
Trading Activity, Gains and Losses, Net [Line Items]
Period until next anticipated drydocking				30 years	30 years		40 years
Residual value					$ 20,000,000.0		$ 14,000,000.0